Note 3 - Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Allocated to:
Atrinsic 25,867 shares Common stock	$32,334
Atrinsic Series A preferred stock as converted to Series B preferred stock, 297,468 shares	371,835
Total value of shares issued to Atrinsic on Merger date	404,169
Goodwill	404,169
Net value of consideration	$0

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative warrant liabilities	$515,819	$—	$—	$515,819	$515,819

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2015	$—
Issuance of derivative warrants liabilities	487,425
Change in fair value of derivative warrant liabilities	28,394
Balance, June 30, 2016	$515,819

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
	February 12 , 201 6	June 30 , 201 6
Risk free interest rate	1.20%	1.01%
Dividend yield	0.00%	0.00%
Expected volatility	156%	129%
Contractual term (years)	5.0	4.5

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Potentially Outstanding Dilutive Common Shares

	For the Six Months Ended June 30, 2016	For the Six Months Ended June 30, 2015

Conversion Feature Shares

Common shares issuable under the conversion feature of preferred shares	11,018,766	0

Stock Option Shares	2,592,229	1,647,745

Warrant Shares	3,826,658	3,153,367

Total potentially outstanding dilutive common shares	17,437,653	4,801,112